Nature of Operations and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nature of Operations and Liquidity [Abstract]
NATURE OF OPERATIONS AND LIQUIDITY

NOTE 1: NATURE OF ORGANIZATION AND OPERATIONS

Unless the context otherwise indicates, references in these Notes to the accompanying condensed consolidated financial statements to “we,” “us,” “our” and “the Company” refer to Creative Realities, Inc. and its subsidiaries.

Creative Realities, Inc. is a Minnesota corporation that provides innovative digital marketing technology and solutions to retail companies, individual retail brands, enterprises and organizations throughout the United States and in certain international markets. The Company has expertise in a broad range of existing and emerging digital marketing technologies, as well as the related media management and distribution software platforms and networks, device management, product management, customized software service layers, systems, experiences, workflows, and integrated solutions. Our technology and solutions include: digital merchandising systems and omni-channel customer engagement systems, interactive digital shopping assistants, advisors and kiosks, and other interactive marketing technologies such as mobile, social media, point-of-sale transactions, beaconing and web-based media that enable our customers to transform how they engage with consumers. We have expertise in a broad range of existing and emerging digital marketing technologies, as well as the following related aspects of our business: content, network management, and connected device software and firmware platforms; customized software service layers; hardware platforms; digital media workflows; and proprietary processes and automation tools. We believe we are one of the world’s leading interactive marketing technology companies that focuses on the retail shopper experience by helping retailers and brands use the latest technologies to create better shopping experiences.

Our main operations are conducted directly through Creative Realities, Inc., and under our wholly owned subsidiaries Creative Realities, LLC, a Delaware limited liability company, Creative Realities Canada, Inc., and ConeXus World Global, LLC, a Kentucky limited liability company.

Liquidity and Financial Condition

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis of the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

We have incurred net losses and negative cash flows from operating activities for the years ended December 31, 2017 and 2016. For the three months ended March 31, 2018 and 2017 we recognized net income/(loss) of ($2,238) and $492 respectively. As of March 31, 2018, we had cash and cash equivalents of $742 and working capital deficit of ($5,388).

On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis which is now May 25, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least May 15, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through May 15, 2019. We can provide no assurance that our ongoing operational efforts will be successful which could have a material adverse effect on our results of operations and cash flows.

See Note 8 to the Condensed Consolidated Financial Statements for a discussion of the Company’s debt obligations.

NOTE 1: NATURE OF OPERATIONS AND LIQUIDITY

Nature of the Company’s Business

Creative Realities, Inc. is a Minnesota corporation that provides innovative digital marketing technology and solutions to retail companies, individual retail brands, enterprises and organizations throughout the United States and in certain international markets. We have expertise in a broad range of existing and emerging digital marketing technologies, as well as the related media management and distribution software platforms and networks, device management, product management, customized software service layers, systems, experiences, workflows, and integrated solutions. Our technology and solutions include: digital merchandising systems and omni-channel customer engagement systems, interactive digital shopping assistants, advisors and kiosks, and other interactive marketing technologies such as mobile, social media, point-of-sale transactions, beaconing and web-based media that enable our customers to transform how they engage with consumers. We have expertise in a broad range of existing and emerging digital marketing technologies, as well as the following related aspects of our business: content, network management, and connected device software and firmware platforms; customized software service layers; hardware platforms; digital media workflows; and proprietary processes and automation tools. We believe we are one of the world’s leading interactive marketing technology companies that focuses on the retail shopper experience by helping retailers and brands use the latest technologies to create better shopping experiences.

Our main operations are conducted directly through Creative Realities, Inc., and under our wholly owned subsidiaries Creative Realities, LLC, a Delaware limited liability company, Wireless Ronin Technologies Canada, Inc., and ConeXus World Global, LLC, a Kentucky limited liability company.

Liquidity

We have incurred net losses and negative cash flows from operating activities for the years ended December 31, 2017 and 2016. As of December 31, 2017, we had cash and cash equivalents of $1,003 and a working capital deficit of $(3,801). On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis which is now April 15, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least March 31, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through March 31, 2019. We can provide no assurance that our ongoing operational efforts will be successful which could have a material adverse effect on our results of operations and cash flows.

The consolidated financial statements do not include any adjustments to the recoverability and classifications of recorded assets and liabilities as a result of the above uncertainty.

Major Acquisitions

Acquisition of ConeXus World Global

There were no acquisitions completed during the years-ended December 31, 2017 and 2016. On October 15, 2015, we completed the acquisition of ConeXus World Global, LLC for 2,080,000 shares of Series A-1 Convertible Preferred Stock, and the conversion of $823 of ConeXus World Global debt into (i) 2,639,258 shares of our common stock, and (ii) $150 in principal amount of our convertible debt.

In accordance with the terms of the agreement and plan of merger and reorganization, an additional 416,000 shares of Series A-1 Convertible Preferred Stock and 4,000,000 shares of common stock were to be issued upon the reorganization of the capital structure of a Belgian affiliate of ConeXus (the “Holdback Shares”). Since the passage of the March 31, 2016 date targeted for the completion of the reorganization of the Belgian affiliate, the parties have determined that the value of the Belgian affiliate was de minimis.

An agreement was reached on September 1, 2017 by Creative Realities, Inc. and the prior shareholders of ConeXus to recognize the value obtained by Creative Realities, Inc. as a result of the merger and to settle the Holdback Shares to the prior shareholders of ConeXus. Creative Realities, Inc. has waived the contingency relating to the issuance of the Holdback Shares and issued to the shareholders 5,631,373 shares of common stock. 3,198,054 of these shares were issued to Rick Mills, a majority shareholder of ConeXus, a related party, and the CEO of Creative Realities, Inc. Since the measurement period for the business combination has expired, the issuance of the shares is recognized as a charge to operations during the year ended December 31, 2017 of $1.9 million.